Subsequent Events - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Jun. 30, 2020 INR (₨)	Jun. 30, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Jun. 30, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Loans disbursed to related parties			₨ 0	₨ 0
Entering into significant commitments or contingent liabilities [member] | Loan commitments [member] | Vedanta Resources Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Loan and receivables commitments	₨ 45,829				$ 625
Loans disbursed to related parties	35,652	$ 471
Loans and receivables	30,871				421
Financial assets pledged as collateral	₨ 31,164				$ 425